United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	         August	13, 2008
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		72
						----

Form 13F Information Table Value Total:		$381,009
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Ambac Financial Group	 COM		023139108         221	 165,000  SH	PUT	Sole		    165,000
American Comnty Ppty Tr  COM		02520N106       2,627    191,068  SH		SOLE                191,068
American Express Co      COM            025816109       2,332     61,900  SH            SOLE                 61,900
Amer Intl Group Inc	 COM	        026874107       3,308    125,000  SH            SOLE                125,000
Amer Intl Group Inc      COM	        026874107       9,923    375,000  SH    CALL    SOLE                375,000
Anadarko Petroleum Corp  COM            032511107       3,742     50,000  SH            SOLE                 50,000
Avery Dennison Corp      COM            053611109       5,223    118,900  SH            SOLE                118,900
Avery Dennison Corp      COM            053611109      48,411  1,102,000  SH    CALL    SOLE              1,102,000
Baldwin & Lyons Inc      CL B           057755209         814     46,543  SH            SOLE                 46,543
Banco Santander, S.A     ADR            05964H105       1,819    100,000  SH    PUT     SOLE                100,000
Bankunited Finl Corp     CL A           06652B103         521    542,200  SH    PUT     SOLE                542,200
Cablevision Sytms Corp   COM            12686C109       2,265    100,200  SH            SOLE                100,200
Cablevision Sytms Corp   COM            12686C109       9,040    400,000  SH    CALL    SOLE                400,000
Capital One Finl. Corp   COM            14040H105       7,602    200,000  SH    CALL    SOLE                200,000
Chubb Corp               COM            171232101       8,822    180,000  SH            SOLE                180,000
Chubb Corp               COM            171232101      15,487    316,000  SH    CALL    SOLE                316,000
Countrywide Finl. Corp   COM            222372104         425    100,000  SH    PUT     SOLE                100,000
Covidien Limited         COM            G2552X108       5,388    112,500  SH    CALL    SOLE                112,500
Devon Energy Corp New    COM            25179M103       3,004     25,000  SH            SOLE                 25,000
EMC Corporation          COM            268648102       5,288    360,000  SH            SOLE                360,000
EBAY INC		 COM		278642103       1,640     60,000  SH    CALL	SOLE                 60,000
Fannie Mae               COM            313586109      11,800    604,800  SH    PUT     SOLE                604,800
General Electric Co      COM            369604103       8,007    300,000  SH    CALL    SOLE                300,000
Goldman Sachs Group      COM            38141G104       3,498     20,000  SH    CALL    SOLE                 20,000
Greif Inc                CL B           397624206      15,354    271,900  SH            SOLE                271,900
HOME DEPOT INC		 COM		437076102	3,515    150,000  SH    CALL    SOLE                150,000
Idearc Inc               COM            451663108          69     29,400  SH            SOLE                 29,400
Intuit Inc               COM            461202103       5,514    200,000  SH    CALL    SOLE                200,000
IPASS Inc                COM            46261V108         361    174,577  SH            SOLE                174,577
Ishares Rus. 2000 Idx FD COM            464287655      17,263    250,000  SH    PUT     SOLE                250,000
Jones Apparel Group      COM            480074103       1,375    100,000  SH    CALL    SOLE                100,000
Korea Electric Power     ADR            500631106       2,709    186,450  SH            SOLE                186,450
Level 3 Communications   COM            52729N100       8,487  2,877,000  SH    CALL    SOLE              2,877,000
Liberty Global Inc       COM Ser A      530555101         335     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         323     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Int Com Ser A  53071M104       2,202    149,200  SH            SOLE                149,200
Liberty Media Hldg Corp  Cap Com Ser A  53071M302         343     23,840  SH            SOLE                 23,840
Loral Space & Comm       COM            543881106         997     56,581  SH            SOLE                 56,581
MBIA Inc                 COM            55262C100       2,107    480,000  SH    PUT     SOLE                480,000
MGIC Investment Corp     COM            552848103       2,473    404,800  SH    PUT     SOLE                404,800
MTR Gaming Group Inc     COM            553769100       7,391  1,549,493  SH            SOLE              1,549,493
Maxxam Inc               COM            577913106       2,572    101,358  SH            SOLE                101,358
Mod Pac Corp             COM            607495108         613    145,362  SH            SOLE                145,362
Northwest Bancorp Inc    COM            667328108       4,029    184,632  SH            SOLE                184,632
Presidential Life Corp   COM            740884101      12,763    827,702  SH            SOLE                827,702
Progressive Corp         COM            743315103       1,872    100,000  SH    CALL    SOLE                100,000
Pulte Homes, Inc         COM            745867101       2,831    294,000  SH    PUT     SOLE                294,000
Radian Group Inc         COM            750236101         229    158,000  SH    PUT     SOLE                158,000
Redwood Trust Inc        COM            758075402         492     21,600  SH    Put     SOLE                 21,600
Rosetta Resources Inc    COM            777779307       2,423     85,000  SH            SOLE                 85,000
Rowan Companies Inc      COM            779382100       4,675    100,000  SH    CALL    SOLE                100,000
Sanfilippo John & Son    COM            800422107         781     89,222  SH            SOLE                 89,222
Schweitzer-Mauduit Intl  COM            808541106         431     25,608  SH            SOLE                 25,608
Sprint Nextel Corp       COM            852061100       1,900    200,000  SH    CALL    SOLe                200,000
Telephone & Data Sys Inc COM            879433100         473     10,000  SH            SOLE                 10,000
Thornburg MTG Inc        COM            885218107          74    364,400  SH    PUT     SOLE                364,400
Tyco Electronics Ltd     COM            G9144P105       4,030    112,500  SH    CALL    SOLE                112,500
Tyco International Ltd   COM            G9143X208       4,505    112,500  SH    CALL    SOLE                112,500
3M Company               COM            88579Y101       3,653     52,500  SH            SOLE                 52,500
3M Company               COM            88579Y101      17,398    250,000  SH    CALL    SOLE                250,000
USA Mobility Inc         COM            90341G103          54      7,100  SH            SOLE                  7,100
United Technologies      COM            913017109       1,388     22,500  SH    CALL    SOLE                 22,500
Valassis Communications  COM            918866104       2,817    225,000  SH    PUT     SOLE                225,000
Verizon Communications   COM            92343V104      10,620    300,000  SH    CALL    SOLE                300,000
FairPont Communications  COM            305560104          41      5,640  SH    CALL    SOLE                  5,640
Waste Management Inc     COM            94106L109       1,075     28,500  SH            SOLE                 28,500
Waste Management Inc     COM            94106L109      26,303    697,500  SH    CALL    SOLE                697,500
Williams Companies Inc   COM            969457100       6,047    150,000  SH    CALL    SOLE                150,000
XTO Energy               COM            98385X106       8,564    125,000  SH    CALL    SOLE                125,000
Ingersoll-Rand Company   CL A           G4776G101       3,743    100,000  SH    CALL    SOLE                100,000
Seagate Technology       COM            G7945J104      17,427    911,000  SH    CALL    SOLE                911,000
UBS AG                   COM            H89231338       5,165    250,000  SH    PUT     SOLE                250,000